Administrative Expenses	12 Months Ended
Jun. 30, 2023
Administrative Expenses [Abstract]
Administrative Expenses

Note 24. Administrative expenses

	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 31, 2020
Audit. legal and accountancy fees	(2,024,611)	(1,355,046)	(635,173)	(125,867)
Employee Stock Option Plan	(1,166,755)	(838,576)	—	—
Payroll Expenses	(880,830)	(254,215)	(10,544)	—
Insurance	(428,947)	—	—	—
Travel Expenses	(102,305)	(52,532)	(332)	—
Amortization	(92,818)	—	—	—
Depreciation	(4,107)	—	—	—
Other office and admin expenses	(108,282)	(22,861)	(174,897)	(2,019)
Total Administrative expenses	$(4,808,655)	$(2,523,230)	$(820,946)	(127,886)